CAPITALIZATION	12 Months Ended
Dec. 31, 2024
Capitalization, Long-Term Debt and Equity [Abstract]
CAPITALIZATION
7. CAPITALIZATION
DIVIDEND DISTRIBUTIONS AND DIVIDENDS
Earnings, cash, capital structures, restrictions, and expected ongoing cash and earnings are reviewed by FET senior management prior to a distribution recommendation being made for consideration and authorization by the FET board of directors. Furthermore, the organizational documents, indentures, regulatory limitations, and various other agreements, including those relating to the long-term debt of the FET Subsidiaries, contain provisions that could further restrict the declaration and payment of dividends or distributions by FET and subsidiaries of FET.
The FET Subsidiaries have regulatory financial covenant limitations to maintain consolidated debt-to-total-capitalization
ratios (as defined under each of the Credit Facilities) of no more than 65% measured at the end of each fiscal quarter. In addition, the FET Subsidiaries would need regulatory authorization in order to loan funds to FET. As a result, as of December 31, 2024, restricted net assets of FET’s subsidiaries exceeded 25%.
LONG-TERM DEBT AND OTHER LONG-TERM OBLIGATIONS
The following tables pr
es
ent outstanding long-term debt and finance lease obligations for FET and the FET Subsidiaries as of December 31, 2024 and 2023:

	As of December 31, 2024		As of December 31,
	Maturity Date	Interest Rate	2024	2023
			(In millions)
Unsecured notes - fixed rate	2025-2049	2.650% - 5.940%	$5,900	$5,300
Unamortized debt discounts			—	3
Unamortized debt issuance costs			(36)	(28)
Currently payable long-term debt			(625)	—

Total long-term debt and other long-term obligations			$5,239	$5,275

See Note 4, “Leases,” for additional information related to finance leases.

The following redemptions and issuances occurred during the twelve months ended December 31, 2024.

Company	Type	Issuance / Redemption Date	Interest Rate	Maturity	Amount (In millions)	Description
Redemptions

FET	Unsecured Notes	December, 2024	4.35%	2025	$600	On December 30, 2024, FET caused to be redeemed $600 million of 4.35% senior notes due 2025.
Issuances

ATSI	Unsecured Notes	March, 2024	5.63%	2034	$150	Proceeds were used to repay short-term borrowings, to finance capital expenditures and for other general corporate purposes.

MAIT	Unsecured Notes	May, 2024	5.94%	2034	$250	Proceeds were used to repay short-term borrowings, to finance capital expenditures and for other general corporate purposes.

FET	Unsecured Notes with registration rights	September, 2024	4.55%	2030	$400	Proceeds were used to repay short-term borrowings, to redeem FET’s $600 million 4.35% notes due 2025, to finance capital expenditures and for other general corporate purposes.

FET	Unsecured Notes with registration rights	September, 2024	5.00%	2035	$400	Proceeds were used to repay short-term borrowings, to redeem FET’s $600 million 4.35% notes due 2025, to finance capital expenditures and for other general corporate purposes.
As noted above, on September 5, 2024, FET issued $400 million of unsecured senior notes due in 2030 and $400 million of unsecured senior notes due in 2035 in a private offering that included a registration rights agreement in which FET agreed to conduct an exchange offer of these senior notes for like principal amounts registered under the Securities Act. On October 8, 2024, FET filed a shelf registration statement on Form
S-4
for the exchange offer with the SEC, which was declared effective on December 20, 2024. On January 24, 2025, FET completed an exchange offer of these senior notes for like principal amounts registered under the Securities Act.
The following table presents scheduled debt repayments or debt that has been noticed for redemption for outstanding long-term debt, excluding unamortized debt discounts and premiums, for the next five years as of December 31, 2024.

(In millions)	2025	2026	2027	2028	2029
Scheduled debt repayments	$625	$75	$—	$1,100	$—
Debt Covenant Default Provisions
FET and the FET Subsidiaries have various debt covenants under certain financing arrangements, including the Credit Facilities. The most restrictive of the debt covenants relate to the nonpayment of interest and/or principal on such debt and the maintenance of certain financial ratios. The failure by FET or the FET Subsidiaries to comply with the covenants contained in any of their financing arrangements could result in an event of default, which may have an adverse effect on FET’s and the FET Subsidiaries’ financial condition.

Additionally, there are cross-default provisions in certain financing arrangements of FE and its subsidiaries, including FET. These provisions generally trigger a default in the applicable financing arrangement of an entity if it or any of its significant subsidiaries default under another financing arrangement in excess of a certain principal amount, typically $100 million. Although such defaults by FET would cross-default FE financing arrangements containing these provisions, defaults by FE would generally not cross-default applicable FET financing arrangements, but defaults by the FET Subsidiaries would cross-default applicable FET financing arrangements.
As of December 31, 2024, FET and the FET Subsidiaries were in compliance with all debt covenant default provisions.